Consolidated Balance Sheets Detail - Inventories (Detail) - USD ($) $ in Millions	Feb. 28, 2018	Feb. 28, 2017
Balance Sheet Related Disclosures [Abstract]
Raw materials	$ 0	$ 4
Work in process	0	1
Finished goods	3	21
Inventories	$ 3	$ 26